Contents of Significant Accounts - Details of Capitalized Borrowing Costs (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total interest capitalized	$ 0	$ 0	$ 157,210
Interest rates applied	0.00%	0.00%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rates applied			1.52%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rates applied			2.01%